CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2022	$ 48,606	$ 308,752	$ (238,431)	$ (21,715)
Balance (in shares) at Dec. 31, 2022		11,052
Net loss	(3,399)		(3,399)
Other comprehensive income (loss)	(1,669)			(1,669)
Balance at Dec. 31, 2023	43,538	$ 308,752	(241,830)	(23,384)
Balance (in shares) at Dec. 31, 2023		11,052
Net loss	(2,296)		(2,296)
Other comprehensive income (loss)	(899)			(899)
Balance at Dec. 31, 2024	$ 40,343	$ 308,752	(244,126)	(24,283)
Balance (in shares) at Dec. 31, 2024	11,052	11,052
Net loss	$ (1,554)		(1,554)
Other comprehensive income (loss)	(1,744)			(1,744)
Balance at Dec. 31, 2025	$ 37,045	$ 308,752	$ (245,680)	$ (26,027)
Balance (in shares) at Dec. 31, 2025	11,052	11,052